Segment Reporting	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Segment reporting

Note 8. Segment reporting

Segment information is presented at a combination of geographical segments and business units, consistent with the information that is available and evaluated regularly by the chief operating decision maker.

The Group operates its business through five segments which are its reportable segments for financial reporting purposes: Procaps Colombia, Central America North (“CAN”), Central America South and North Andes (“CASAND”), NextGel and Diabetrics. Segment management, the respective Vice Presidents, are responsible for managing performance, underlying risks and operations. Management uses a broad set of performance indicators, to measure segment performance and to make decisions around resource allocation.

The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

	NextGel			Procaps Colombia			CAN			CASAND
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	244,791	(123,964)	120,827	156,820	(1,493)	155,327	67,842	(16,905)	50,937	68,242	(14,286)	53,956
Contribution margin [1]	66,679	(12,573)	54,106	51,431	490	51,921	18,767	(231)	18,536	9,949	11,754	21,703

	Diabetrics			Corporate			Total
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	47,835	(19,140)	28,695	—	—	—	585,530	(175,788)	409,742
Contribution margin [1]	6,981	(133)	6,848	89	(547)	(458)	153,896	(1,240)	152,656
Administrative expenses	—	—	—	82,187	—	82,187	82,187	—	82,187
Finance expenses	—	—	—	78,636	—	78,636	78,636	—	78,636
Other expenses	—	—	—	78,991	—	78,991	78,991	—	78,991
Income (loss) before tax							(85,918)	(1,240)	(87,158)

	NextGel			Procaps Colombia			CAN			CASAND
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	201,294	(95,315)	105,979	121,532	(6,637)	114,895	44,808	805	45,613	40,094	(1,538)	38,556
Contribution margin [1]	52,679	(5,790)	46,889	43,926	(1,695)	42,231	9,197	6,324	15,521	9,001	813	9,814

	Diabetrics			Corporate			Total
Year 2020	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	39,221	(16,432)	22,789	2,431	1,204	3,635	449,380	(117,913)	331,467
Contribution margin [1]	6,294	(807)	5,487	(10,157)	11,900	1,743	110,940	10,745	121,685
Administrative expenses	—	—	—	58,631	—	58,631	58,631	—	58,631
Finance expenses	—	—	—	54,489	—	54,489	54,489	—	54,489
Other expenses	—	—	—	7,716	—	7,716	7,716	—	7,716
Income (loss) before tax							(9,896)	10,745	849

	NextGel			Procaps Colombia			CAN			CASAND
Year 2019	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	192,247	(94,958)	97,289	124,090	(3,978)	120,112	54,628	(4,949)	49,679	42,332	(2,271)	40,061
Contribution margin 1	59,590	(20,394)	39,196	46,885	(9,465)	37,420	9,625	7,377	17,002	5,474	4,948	10,422

	Diabetrics			Corporate			Total
Year 2019	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	36,931	(14,703)	22,228	11,637	(16,215)	(4,578)	461,865	(137,074)	324,791
Contribution margin 1	5,426	(580)	4,846	(8,847)	(2,351)	(11,198)	118,153	(20,465)	97,688
Administrative expenses	—	—	—	60,257	—	60,257	60,257	—	60,257
Finance expenses	—	—	—	42,983	—	42,983	42,983	—	42,983
Other expenses	—	—	—	4,426	—	4,426	4,426	—	4,426
Income (loss) before tax							10,487	(20,465)	(9,978)

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Major customer

The Group does not have revenue from a single customer in excess of ten percent of its consolidated revenue.

Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of the customers.

	2021	2020	2019
South America	$284,068	$249,983	$241,654
Central America	72,188	58,082	63,812
North America	44,857	12,576	15,202
Europe	8,629	10,826	4,124
Total	$409,742	$331,467	$324,792

Changes in measurement methods

The Group may periodically change business segments or reclassify business segment results based on modifications in management reporting methodologies or changes in organizational alignment. After the second quarter of 2021, the Group changed its internal measurement of segment profit and loss, reported to the chief operating decision maker for allocating resources to the segments and assessing its performance purposes. A modification was made in how cost of goods sold is measured in each segment by revising the allocation of standard cost inventory variances. As such, 2020 and 2019 results have been recast to conform with the current period presentation. The result of this measurement change reduced the 2020 (2019) reported contribution margin for NextGel, Procaps Colombia and CAN, by $2.4 million ($3.8 million), $3.2 million ($4.0 million) and $1.9 million ($1.5 million), respectively, with an offsetting increase in the Corporate category. This change in measurement of our segment results did not have any impact to the consolidated financial statements.